Equity Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic earnings per common share	$ 2.62	$ (1.15)
Diluted earnings per common share	$ 2.61	$ (1.15)